RELATED PARTY TRANSACTIONS - (Narrative1) Additional Information (Detail) - KBS Capital Advisors LLC	Dec. 31, 2019
Subordinated Participation in Net Cash Flows
Related Party Transaction [Line Items]
Noncompounded return on invested capital as percent per year, percent	7.00%
Percent of net cash flows to be received by related party, percent	15.00%
Distributions paid from operating cash flows, annual return, percent	7.00%
Subordinated Incentive Listing Fee
Related Party Transaction [Line Items]
Noncompounded return on invested capital as percent per year, percent	7.00%
Percent of net cash flows to be received by related party, percent	15.00%
Distributions paid from operating cash flows, annual return, percent	7.00%
Subordinated Performance Fee Due Upon Termination
Related Party Transaction [Line Items]
Noncompounded return on invested capital as percent per year, percent	7.00%
Percent of net cash flows to be received by related party, percent	15.00%
Distributions paid from operating cash flows, annual return, percent	7.00%